Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 13.1%
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2,
1.94%, 08/15/2046 (A)	$ 200,000	$ 175,498
DataBank Issuer
Series 2021-1A, Class A2,
2.06%, 02/27/2051 (A)	125,000	109,431
Series 2021-2A, Class A2,
2.40%, 10/25/2051 (A)	100,000	86,447
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A,
1.93%, 07/20/2048 (A)	78,467	59,312
Series 2021-5CS, Class A,
2.31%, 10/20/2048 (A)	101,865	77,508
Series 2022-1GS, Class B,
2.94%, 01/20/2049 (A)	112,638	84,811
Hertz Vehicle Financing III LLC
Series 2023-2A, Class A,
5.57%, 09/25/2029 (A)	140,000	138,381
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A,
2.75%, 07/20/2047 (A)	162,022	123,720
Series 2021-1GS, Class A,
2.29%, 01/20/2048 (A)	65,073	48,267
Series 2021-2GS, Class A,
2.22%, 03/20/2048 (A)	47,038	33,857
Luminace ABS Issuer LLC
Series 2022-1, Class A,
4.88%, 07/31/2062 (A)	163,712	149,413
MMAF Equipment Finance LLC
Series 2020-A, Class A5,
1.56%, 10/09/2042 (A)	186,000	162,296
Mosaic Solar Loan Trust
Series 2021-3A, Class B,
1.92%, 06/20/2052 (A)	78,467	56,431
OneMain Financial Issuance Trust
Series 2022-S1, Class A,
4.13%, 05/14/2035 (A)	135,000	129,258
ServiceMaster Funding LLC
Series 2020-1, Class A2II,
3.34%, 01/30/2051 (A)	118,800	92,628
Series 2021-1, Class A2II,
3.11%, 07/30/2051 (A)	115,079	86,968
SoFi Professional Loan Program LLC
Series 2019-C, Class BFX,
3.05%, 11/16/2048 (A)	261,000	211,788
Sunnova Helios IV Issuer LLC
Series 2020-AA, Class A,
2.98%, 06/20/2047 (A)	198,006	175,409
Sunnova Sol II Issuer LLC
Series 2020-2A, Class A,
2.73%, 11/01/2055 (A)	129,507	100,038
Sunnova Sol III Issuer LLC
Series 2021-1, Class A,
2.58%, 04/28/2056 (A)	131,055	102,362
Sunrun Demeter Issuer LLC
Series 2021-2A, Class A,
2.27%, 01/30/2057 (A)	113,760	90,675
Sunrun Vulcan Issuer LLC
Series 2021-1A, Class A,
2.46%, 01/30/2052 (A)	111,194	87,299

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Vantage Data Centers Issuer LLC
Series 2020-1A, Class A2,
1.65%, 09/15/2045 (A)	$ 180,000	$ 162,063
Series 2021-1A, Class A2,
2.17%, 10/15/2046 (A)	125,000	109,855
Vivint Solar Financing VII LLC
Series 2020-1A, Class A,
2.21%, 07/31/2051 (A)	217,627	167,613

Total Asset-Backed Securities (Cost $3,419,145)		2,821,328

CORPORATE DEBT SECURITIES - 44.0%
Automobile Components - 0.3%
BorgWarner, Inc.
4.38%, 03/15/2045	90,000	71,594

Automobiles - 1.1%
Ford Motor Co.
3.25%, 02/12/2032	130,000	102,729
General Motors Co.
5.60%, 10/15/2032 (B)	141,000	138,231

		240,960

Banks - 10.9%
Bank of America Corp.
Fixed until 10/22/2024, 2.46% (C), 10/22/2025	202,000	194,078
BNP Paribas SA
4.38%, 09/28/2025 (A)	200,000	193,118
BPCE SA
Fixed until 10/19/2026, 2.05% (C), 10/19/2027 (A)	250,000	221,126
Deutsche Bank AG
1.69%, 03/19/2026	265,000	240,647
Goldman Sachs Group, Inc.
Fixed until 06/15/2026, 4.39% (C), 06/15/2027	133,000	129,402
Huntington National Bank
3.55%, 10/06/2023	250,000	248,844
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (C), 11/21/2033 (A)	200,000	212,661
Morgan Stanley
Fixed until 10/21/2024, 0.86% (C), 10/21/2025	140,000	131,352
PNC Bank NA
4.05%, 07/26/2028	250,000	230,906
PNC Financial Services Group, Inc.
Fixed until 01/24/2033, 5.07% (C), 01/24/2034 (B)	153,000	147,700
UniCredit SpA
Fixed until 06/03/2031, 3.13% (C), 06/03/2032 (A)	200,000	160,312
US Bancorp
3.10%, 04/27/2026	250,000	235,377

		2,345,523

Biotechnology - 0.4%
AbbVie, Inc.
3.20%, 05/14/2026	20,000	19,047
4.05%, 11/21/2039	20,000	17,383

Transamerica Funds	Page 1

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
Amgen, Inc.
3.13%, 05/01/2025	$ 40,000	$ 38,410
Gilead Sciences, Inc.
3.65%, 03/01/2026	20,000	19,284

		94,124

Broadline Retail - 0.4%
Walmart, Inc.
1.80%, 09/22/2031	102,000	84,352

Building Products - 1.2%
Boise Cascade Co.
4.88%, 07/01/2030 (A)	92,000	83,950
Carlisle Cos., Inc.
2.75%, 03/01/2030	110,000	93,843
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029 (A)	90,000	74,054

		251,847

Chemicals - 2.2%
Huntsman International LLC
4.50%, 05/01/2029	80,000	74,238
LYB International Finance III LLC
5.63%, 05/15/2033	108,000	107,897
Orbia Advance Corp. SAB de CV
5.88%, 09/17/2044 (D)	200,000	177,686
PPG Industries, Inc.
2.55%, 06/15/2030 (B)	50,000	42,529
Sherwin-Williams Co.
4.50%, 06/01/2047	80,000	69,784

		472,134

Commercial Services & Supplies - 0.7%
Eaton Corp.
4.15%, 03/15/2033	70,000	66,154
Waste Management, Inc.
3.13%, 03/01/2025	80,000	77,347

		143,501

Construction & Engineering - 1.7%
Century Communities, Inc.
6.75%, 06/01/2027	56,000	56,215
D.R. Horton, Inc.
2.60%, 10/15/2025	70,000	65,989
IHS Holding Ltd.
5.63%, 11/29/2026 (A)	200,000	174,508
Meritage Homes Corp.
5.13%, 06/06/2027	66,000	63,873

		360,585

Consumer Staples Distribution & Retail - 2.1%
Alimentation Couche-Tard, Inc.
3.63%, 05/13/2051 (A)	131,000	88,564
InRetail Consumer
3.25%, 03/22/2028 (A)	200,000	173,320
Sysco Corp.
3.30%, 07/15/2026 - 02/15/2050	210,000	183,024

		444,908

Containers & Packaging - 1.2%
Cascades, Inc./Cascades USA, Inc.
5.13%, 01/15/2026 (A)	59,000	56,632
5.38%, 01/15/2028 (A)	88,000	82,680

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Sonoco Products Co.
2.25%, 02/01/2027	$ 79,000	$ 70,547
2.85%, 02/01/2032 (B)	55,000	45,657

		255,516

Diversified REITs - 1.9%
Digital Realty Trust LP
3.70%, 08/15/2027	140,000	130,819
HAT Holdings I LLC/HAT Holdings II LLC
6.00%, 04/15/2025 (A)	197,000	193,859
SBA Tower Trust
6.60%, 01/15/2028 (A)	80,000	81,110

		405,788

Diversified Telecommunication Services - 1.8%
Network i2i Ltd.
Fixed until 01/15/2025 (E), 5.65% (C) (D)	200,000	195,800
Verizon Communications, Inc.
3.88%, 02/08/2029 (B)	200,000	188,029

		383,829

Electric Utilities - 5.1%
Duke Energy Carolinas LLC
3.95%, 11/15/2028	110,000	105,032
Enel Finance International NV
2.25%, 07/12/2031 (A)	200,000	158,214
Investment Energy Resources Ltd.
6.25%, 04/26/2029 (A)	200,000	187,500
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/2027	120,000	113,325
Niagara Mohawk Power Corp.
1.96%, 06/27/2030 (A)	70,000	56,099
Northern States Power Co.
2.60%, 06/01/2051	70,000	44,147
Pacific Gas & Electric Co.
6.70%, 04/01/2053	141,000	140,669
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028 (A)	91,000	82,684
Public Service Co. of Colorado
4.10%, 06/15/2048	110,000	88,146
Southern Power Co.
0.90%, 01/15/2026	130,000	116,978

		1,092,794

Energy Equipment & Services - 0.1%
Sunnova Energy Corp.
5.88%, 09/01/2026 (A) (B)	21,000	18,920

Financial Services - 1.2%
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (A)	130,000	124,878
USAA Capital Corp.
2.13%, 05/01/2030 (A)	150,000	125,598

		250,476

Food Products - 0.9%
Danone SA
2.95%, 11/02/2026 (A)	200,000	188,314

Transamerica Funds	Page 2

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies - 0.7%
Danaher Corp.
3.35%, 09/15/2025	$ 80,000	$ 77,148
Koninklijke Philips NV
6.88%, 03/11/2038	60,000	66,114

		143,262

Health Care REITs - 1.0%
Healthpeak OP LLC
3.50%, 07/15/2029	90,000	81,218
Ventas Realty LP
3.50%, 02/01/2025	130,000	124,850

		206,068

Household Products - 0.3%
Kimberly-Clark Corp.
3.10%, 03/26/2030	80,000	72,728

Independent Power & Renewable Electricity Producers - 0.1%
Clearway Energy Operating LLC
3.75%, 02/15/2031 (A)	30,000	24,864

Industrial REITs - 0.6%
Prologis LP
4.63%, 01/15/2033	141,000	137,036

Interactive Media & Services - 0.1%
Alphabet, Inc.
1.10%, 08/15/2030	40,000	32,363

IT Services - 0.1%
International Business Machines Corp.
3.30%, 01/27/2027	35,000	33,145

Machinery - 0.8%
Advanced Drainage Systems, Inc.
5.00%, 09/30/2027 (A)	190,000	181,460

Metals & Mining - 0.4%
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/2029 (A)	90,000	89,703

Personal Care Products - 0.8%
Procter & Gamble Co.
2.45%, 11/03/2026	80,000	74,905
Unilever Capital Corp.
2.00%, 07/28/2026	100,000	92,419

		167,324

Pharmaceuticals - 1.0%
AstraZeneca PLC
4.00%, 01/17/2029	60,000	58,017
Eli Lilly & Co.
2.75%, 06/01/2025	40,000	38,418
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/2025	40,000	38,940
Merck & Co., Inc.
3.70%, 02/10/2045	40,000	33,481
Pfizer, Inc.
4.20%, 09/15/2048	40,000	36,263

		205,119

Residential REITs - 0.3%
UDR, Inc.
3.10%, 11/01/2034	80,000	63,757

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment - 0.7%
Intel Corp.
3.73%, 12/08/2047	$ 140,000	$ 109,169
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.40%, 05/01/2030	50,000	44,272

		153,441

Software - 0.6%
Microsoft Corp.
3.30%, 02/06/2027	130,000	124,663

Specialized REITs - 0.8%
American Tower Corp.
3.60%, 01/15/2028	80,000	74,006
Crown Castle, Inc.
2.90%, 04/01/2041	80,000	54,914
3.30%, 07/01/2030	50,000	43,949

		172,869

Technology Hardware, Storage & Peripherals - 0.7%
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	37,000	37,503
6.20%, 07/15/2030	70,000	72,656
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025	40,000	39,537

		149,696

Water Utilities - 0.5%
American Water Capital Corp.
3.45%, 06/01/2029	110,000	101,627

Wireless Telecommunication Services - 1.3%
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/2032 (A)	150,000	119,437
Vmed O2 UK Financing I PLC
4.75%, 07/15/2031 (A)	200,000	168,827

		288,264

Total Corporate Debt Securities (Cost $10,889,841)		9,452,554

FOREIGN GOVERNMENT OBLIGATIONS - 1.9%
Chile - 0.8%
Chile Government International Bonds
4.34%, 03/07/2042	200,000	176,487

Colombia - 0.4%
Colombia Government International Bonds
7.38%, 09/18/2037	100,000	98,614

Panama - 0.3%
Panama Government International Bonds
6.70%, 01/26/2036	53,000	56,639

Republic of South Africa - 0.4%
Republic of South Africa Government International Bonds
6.25%, 03/08/2041	100,000	84,726

Total Foreign Government Obligations (Cost $512,333)		416,466

Transamerica Funds	Page 3

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS - 1.0%
Commercial Services & Supplies - 0.1%
GFL Environmental, Inc.
Term Loan,
1-Month Term SOFR + 3.00%, 8.47% (C), 05/31/2027	$ 22,395	$ 22,416

Communications Equipment - 0.5%
CommScope, Inc.
Term Loan B,
1-Month Term SOFR + 3.25%, 8.68% (C), 04/06/2026	107,487	99,810

Machinery - 0.4%
Vertiv Group Corp.
Term Loan B,
1-Month Term SOFR + 2.75%, 7.98% (C), 03/02/2027	87,530	87,499

Total Loan Assignments (Cost $216,820)		209,725

MORTGAGE-BACKED SECURITIES - 5.9%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class E,
1-Month Term SOFR + 2.17%, 7.33% (C), 09/15/2034 (A)	145,000	124,740
Benchmark Mortgage Trust
Series 2020-IG3, Class B,
3.29% (C), 09/15/2048 (A)	175,000	92,772
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A,
3.55% (C), 09/10/2035 (A)	143,000	126,947
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-OSB, Class C,
3.75% (C), 06/05/2039 (A)	174,000	145,123
Series 2022-OPO, Class C,
3.45% (C), 01/05/2039 (A)	140,000	98,223
Manhattan West Mortgage Trust
Series 2020-1MW, Class B,
2.34% (C), 09/10/2039 (A)	185,000	157,435
SLG Office Trust
Series 2021-OVA, Class D,
2.85%, 07/15/2041 (A)	130,000	96,118
Towd Point Mortgage Trust
Series 2018-3, Class A1,
3.75% (C), 05/25/2058 (A)	121,726	115,760
Series 2018-5, Class A1A,
3.25% (C), 07/25/2058 (A)	43,331	41,355
Series 2019-4, Class A1,
2.90% (C), 10/25/2059 (A)	125,491	115,434
Series 2023-1, Class A1,
3.75%, 01/25/2063 (A)	178,732	163,332

Total Mortgage-Backed Securities (Cost $1,608,966)		1,277,239

U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.51%, 03/25/2029	225,000	212,042
3.90%, 04/25/2028	418,000	402,723

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association
0.88%, 08/05/2030 (B)	$ 239,000	$ 191,210
Uniform Mortgage-Backed Security
TBA, 2.00%, 08/01/2053 (F)	800,000	648,000
TBA, 2.50%, 08/01/2038 - 08/01/2053 (F)	1,280,000	1,106,776
TBA, 3.00%, 08/01/2053 (F)	400,000	349,984
TBA, 3.50%, 08/01/2053 (F)	400,000	362,531

Total U.S. Government Agency Obligations (Cost $3,482,353)		3,273,266

U.S. GOVERNMENT OBLIGATIONS - 16.2%
U.S. Treasury - 16.2%
U.S. Treasury Bonds
1.75%, 08/15/2041	110,000	75,685
2.00%, 08/15/2051	1,074,000	708,504
2.25%, 02/15/2052	194,000	135,762
2.88%, 05/15/2052	814,000	653,998
3.38%, 08/15/2042	686,000	609,254
U.S. Treasury Notes
1.25%, 08/15/2031	163,000	132,673
2.88%, 05/15/2032	139,000	127,609
4.13%, 11/15/2032	1,017,000	1,027,965

Total U.S. Government Obligations (Cost $4,023,806)		3,471,450

COMMERCIAL PAPER - 6.3%
Banks - 3.3%
DNB Bank ASA
5.32% (G), 08/16/2023 (A)	700,000	698,361

Health Care Providers & Services - 3.0%
Roche Holdings, Inc.
5.15% (G), 08/02/2023 (A)	650,000	649,810

Total Commercial Paper (Cost $1,348,406)		1,348,171

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATION - 4.7%
Federal Home Loan Bank Discount Notes
5.10% (G), 08/04/2023	1,000,000	999,578

Total Short-Term U.S. Government Agency Obligation (Cost $999,586)		999,578

	Shares	Value
OTHER INVESTMENT COMPANY - 3.2%
Securities Lending Collateral - 3.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (G)	680,483	680,483

Total Other Investment Company (Cost $680,483)		680,483

Total Investments (Cost $27,181,739)		23,950,260
Net Other Assets (Liabilities) - (11.5)%		(2,462,936)

Net Assets - 100.0%		$ 21,487,324

Transamerica Funds	Page 4

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$2,821,328	$—	$2,821,328
Corporate Debt Securities	—	9,452,554	—	9,452,554
Foreign Government Obligations	—	416,466	—	416,466
Loan Assignments	—	209,725	—	209,725
Mortgage-Backed Securities	—	1,277,239	—	1,277,239
U.S. Government Agency Obligations	—	3,273,266	—	3,273,266
U.S. Government Obligations	—	3,471,450	—	3,471,450
Commercial Paper	—	1,348,171	—	1,348,171
Short-Term U.S. Government Agency Obligation	—	999,578	—	999,578
Other Investment Company	680,483	—	—	680,483

Total Investments	$680,483	$23,269,777	$—	$23,950,260

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the total value of 144A securities is $8,769,130, representing 40.8% of the Fund’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $666,536, collateralized by cash collateral of $680,483. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Floating or variable rate securities. The rates disclosed are as of July 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2023, the total value of Regulation S securities is $373,486, representing 1.7% of the Fund’s net assets.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Rates disclosed reflect the yields at July 31, 2023.
(H)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced

Transamerica Funds	Page 5

Transamerica Sustainable Bond

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Sustainable Bond (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

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Transamerica Sustainable Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

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